Commitments & Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future aggregate minimum lease payments under operating leases
Periods
For year ended March 31, 2019	$80,276
For year ended March 31, 2020	66,897
Total	$147,173